UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03897

Putnam Mortgage Securities Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Mortgage Securities Fund
Class A [PGSIX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Putnam Mortgage Securities Fund returned 5.59%. The Fund compares its performance to the Bloomberg U.S. MBS Index and the Putnam Mortgage Securities Linked Benchmark†, which both returned 3.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) mezzanine bonds were the largest contributor to relative returns. Spreads tightened notably during the year as commercial real estate fundamentals and outlook improved. Market liquidity remained significantly improved from 2023 low points and more end investors were active.

↑
Residential mortgage credit, particularly allocation to credit risk transfer (CRT) securities. Overall, CRT technicals continued to be supportive, consumer balance sheets remained strong, and delinquency status across subsectors, including CRT and non-qualified mortgages remained low.

↑
Agency interest-only (IO) and inverse IO holdings as prepayment speeds remained subdued, and well below the normal historical range. Seasoned IO bonds were still well “out-of-the-money” and benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓	Mortgage basis positioning, as elevated rate volatility during the period was a headwind.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Securities Fund	PAGE 1	38913-ATSA-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	5.59	0.87	1.24
Class A (with sales charge)	1.36	0.05	0.82
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. MBS Index	3.39	-0.14	1.41
Putnam Mortgage Securities Linked Benchmark†	3.39	-0.14	1.37
†	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective April 19, 2018, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$408,034,976
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	391
Total Management Fee Paid	$1,558,208
Portfolio Turnover Rate	1013%
Putnam Mortgage Securities Fund	PAGE 2	38913-ATSA-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Securities Fund	PAGE 3	38913-ATSA-1125

Putnam Mortgage Securities Fund
Class C [PGVCX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Putnam Mortgage Securities Fund returned 4.86%. The Fund compares its performance to the Bloomberg U.S. MBS Index and the Putnam Mortgage Securities Linked Benchmark†, which both returned 3.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) mezzanine bonds were the largest contributor to relative returns. Spreads tightened notably during the year as commercial real estate fundamentals and outlook improved. Market liquidity remained significantly improved from 2023 low points and more end investors were active.

↑
Residential mortgage credit, particularly allocation to credit risk transfer (CRT) securities. Overall, CRT technicals continued to be supportive, consumer balance sheets remained strong, and delinquency status across subsectors, including CRT and non-qualified mortgages remained low.

↑
Agency interest-only (IO) and inverse IO holdings as prepayment speeds remained subdued, and well below the normal historical range. Seasoned IO bonds were still well “out-of-the-money” and benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓	Mortgage basis positioning, as elevated rate volatility during the period was a headwind.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Securities Fund	PAGE 1	38913-ATSC-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	4.86	0.13	0.63
Class C (with sales charge)	3.95	0.13	0.63
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. MBS Index	3.39	-0.14	1.41
Putnam Mortgage Securities Linked Benchmark†	3.39	-0.14	1.37
†	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
Effective April 19, 2018, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$408,034,976
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	391
Total Management Fee Paid	$1,558,208
Portfolio Turnover Rate	1013%
Putnam Mortgage Securities Fund	PAGE 2	38913-ATSC-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Securities Fund	PAGE 3	38913-ATSC-1125

Putnam Mortgage Securities Fund
Class R [PGVRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$119	1.16%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Putnam Mortgage Securities Fund returned 5.41%. The Fund compares its performance to the Bloomberg U.S. MBS Index and the Putnam Mortgage Securities Linked Benchmark†, which both returned 3.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) mezzanine bonds were the largest contributor to relative returns. Spreads tightened notably during the year as commercial real estate fundamentals and outlook improved. Market liquidity remained significantly improved from 2023 low points and more end investors were active.

↑
Residential mortgage credit, particularly allocation to credit risk transfer (CRT) securities. Overall, CRT technicals continued to be supportive, consumer balance sheets remained strong, and delinquency status across subsectors, including CRT and non-qualified mortgages remained low.

↑
Agency interest-only (IO) and inverse IO holdings as prepayment speeds remained subdued, and well below the normal historical range. Seasoned IO bonds were still well “out-of-the-money” and benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓	Mortgage basis positioning, as elevated rate volatility during the period was a headwind.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Securities Fund	PAGE 1	38913-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	5.41	0.63	0.99
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. MBS Index	3.39	-0.14	1.41
Putnam Mortgage Securities Linked Benchmark†	3.39	-0.14	1.37
†	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective April 19, 2018, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$408,034,976
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	391
Total Management Fee Paid	$1,558,208
Portfolio Turnover Rate	1013%
Putnam Mortgage Securities Fund	PAGE 2	38913-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Securities Fund	PAGE 3	38913-ATSR-1125

Putnam Mortgage Securities Fund
Class R6 [POLYX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.51%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Putnam Mortgage Securities Fund returned 6.15%. The Fund compares its performance to the Bloomberg U.S. MBS Index and the Putnam Mortgage Securities Linked Benchmark†, which both returned 3.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) mezzanine bonds were the largest contributor to relative returns. Spreads tightened notably during the year as commercial real estate fundamentals and outlook improved. Market liquidity remained significantly improved from 2023 low points and more end investors were active.

↑
Residential mortgage credit, particularly allocation to credit risk transfer (CRT) securities. Overall, CRT technicals continued to be supportive, consumer balance sheets remained strong, and delinquency status across subsectors, including CRT and non-qualified mortgages remained low.

↑
Agency interest-only (IO) and inverse IO holdings as prepayment speeds remained subdued, and well below the normal historical range. Seasoned IO bonds were still well “out-of-the-money” and benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓	Mortgage basis positioning, as elevated rate volatility during the period was a headwind.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Securities Fund	PAGE 1	38913-ATSR6-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	6.15	1.28	1.61
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. MBS Index	3.39	-0.14	1.41
Putnam Mortgage Securities Linked Benchmark†	3.39	-0.14	1.37
†	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 4/20/2018. Returns for periods before 4/20/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective April 19, 2018, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$408,034,976
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	391
Total Management Fee Paid	$1,558,208
Portfolio Turnover Rate	1013%
Putnam Mortgage Securities Fund	PAGE 2	38913-ATSR6-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Securities Fund	PAGE 3	38913-ATSR6-1125

Putnam Mortgage Securities Fund
Class Y [PUSYX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$68	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class Y shares of Putnam Mortgage Securities Fund returned 5.85%. The Fund compares its performance to the Bloomberg U.S. MBS Index and the Putnam Mortgage Securities Linked Benchmark†, which both returned 3.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) mezzanine bonds were the largest contributor to relative returns. Spreads tightened notably during the year as commercial real estate fundamentals and outlook improved. Market liquidity remained significantly improved from 2023 low points and more end investors were active.

↑
Residential mortgage credit, particularly allocation to credit risk transfer (CRT) securities. Overall, CRT technicals continued to be supportive, consumer balance sheets remained strong, and delinquency status across subsectors, including CRT and non-qualified mortgages remained low.

↑
Agency interest-only (IO) and inverse IO holdings as prepayment speeds remained subdued, and well below the normal historical range. Seasoned IO bonds were still well “out-of-the-money” and benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓	Mortgage basis positioning, as elevated rate volatility during the period was a headwind.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Securities Fund	PAGE 1	38913-ATSY-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class Y	5.85	1.11	1.49
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. MBS Index	3.39	-0.14	1.41
Putnam Mortgage Securities Linked Benchmark†	3.39	-0.14	1.37
†	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective April 19, 2018, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$408,034,976
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	391
Total Management Fee Paid	$1,558,208
Portfolio Turnover Rate	1013%
Putnam Mortgage Securities Fund	PAGE 2	38913-ATSY-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Securities Fund	PAGE 3	38913-ATSY-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $135,508 in September 30, 2024 and $120,670 in September 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $10,665 in September 30, 2024 and $17,775 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $960,797 in September 30, 2024 and $489,647 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Mortgage Securities
Fund
Financial Statements and Other Important Information
Annual | September 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 21
Notes to Financial Statements 25
Report of Independent Registered Public Accounting Firm 41
Tax Information 42
Changes In and Disagreements with Accountants 43
Results of Meeting(s) of Shareholders 43
Remuneration Paid to Directors, Officers and Others 43
Board Approval of Management and Subadvisory Agreements 43

Putnam Mortgage Securities Fund
Financial Highlights
Putnam Mortgage Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.64 $8.34 $9.65 $11.87 $12.02
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.59 0.59 0.55 0.53
Net realized and unrealized gains (losses) ........... (0.07) 0.58 (0.67) (2.28) (0.19)
Total from investment operations .................... 0.40 1.17 (0.08) (1.73) 0.34
Less distributions from:
Net investment income .......................... (1.16) (0.87) (1.23) (0.49) (0.14)
Tax return of capital ............................ — — — — (0.35)
Total distributions ............................... (1.16) (0.87) (1.23) (0.49) (0.49)
Net asset value, end of year ....................... $7.88 $8.64 $8.34 $9.65 $11.87
Total return
c
................................... 5.59% 14.76% (1.41)% (14.96)% 2.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.92% 0.95% 0.97% 0.92% 0.89%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.91% 0.95%
d
0.97%
d,e
0.92%
d,e,f
0.78%
d
Net investment income ........................... 5.93% 6.98% 6.52% 5.02% 4.29%
Supplemental data
Net assets, end of year (000’s) ..................... $359,037 $391,226 $375,957 $442,394 $606,657
Portfolio turnover rate ............................ 1013% 1383% 1500% 863% 974%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Includes one-time proxy costs of 0.01%.

Putnam Mortgage Securities Fund
Financial Highlights
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.53 $8.24 $9.54 $11.74 $11.90
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.52 0.52 0.46 0.42
Net realized and unrealized gains (losses) ........... (0.06) 0.58 (0.66) (2.25) (0.18)
Total from investment operations .................... 0.34 1.10 (0.14) (1.79) 0.24
Less distributions from:
Net investment income .......................... (1.10) (0.81) (1.16) (0.41) (0.11)
Tax return of capital ............................ — — — — (0.29)
Total distributions ............................... (1.10) (0.81) (1.16) (0.41) (0.40)
Net asset value, end of year ....................... $7.77 $8.53 $8.24 $9.54 $11.74
Total return
c
................................... 4.86% 13.94% (2.07)% (15.60)% 1.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.67% 1.70% 1.72% 1.67% 1.64%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.66% 1.70%
d
1.72%
d,e
1.67%
d,e,f
1.53%
d
Net investment income ........................... 5.17% 6.21% 5.76% 4.25% 3.44%
Supplemental data
Net assets, end of year (000’s) ..................... $1,651 $1,613 $2,268 $3,467 $5,938
Portfolio turnover rate ............................ 1013% 1383% 1500% 863% 974%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Includes one-time proxy costs of 0.01%.

Putnam Mortgage Securities Fund
Financial Highlights
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.50 $8.22 $9.52 $11.71 $11.88
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.56 0.56 0.52 0.49
Net realized and unrealized gains (losses) ........... (0.06) 0.57 (0.66) (2.24) (0.20)
Total from investment operations .................... 0.38 1.13 (0.10) (1.72) 0.29
Less distributions from:
Net investment income .......................... (1.14) (0.85) (1.20) (0.47) (0.13)
Tax return of capital ............................ — — — — (0.33)
Total distributions ............................... (1.14) (0.85) (1.20) (0.47) (0.46)
Net asset value, end of year ....................... $7.74 $8.50 $8.22 $9.52 $11.71
Total return .................................... 5.41% 14.41% (1.58)% (15.11)% 2.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.17% 1.20% 1.22% 1.17% 1.14%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.16% 1.20%
c
1.22%
c,d
1.17%
c,d,e
1.03%
c
Net investment income ........................... 5.68% 6.71% 6.27% 4.77% 4.02%
Supplemental data
Net assets, end of year (000’s) ..................... $3,288 $4,151 $4,518 $4,593 $6,479
Portfolio turnover rate ............................ 1013% 1383% 1500% 863% 974%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Includes one-time proxy costs of 0.01%.

Putnam Mortgage Securities Fund
Financial Highlights
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.49 $8.21 $9.52 $11.71 $11.88
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.61 0.62 0.59 0.57
Net realized and unrealized gains (losses) ........... (0.06) 0.58 (0.67) (2.25) (0.20)
Total from investment operations .................... 0.43 1.19 (0.05) (1.66) 0.37
Less distributions from:
Net investment income .......................... (1.19) (0.91) (1.26) (0.53) (0.15)
Tax return of capital ............................ — — — — (0.39)
Total distributions ............................... (1.19) (0.91) (1.26) (0.53) (0.54)
Net asset value, end of year ....................... $7.73 $8.49 $8.21 $9.52 $11.71
Total return .................................... 6.15% 15.25% (1.04)% (14.58)% 3.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.51% 0.54% 0.56% 0.53% 0.52%
Expenses net of waiver and payments by affiliates and
expense reduction
c
.............................. 0.51% 0.54% 0.56%
d
0.53%
d,e
0.41%
Net investment income ........................... 6.33% 7.33% 6.94% 5.40% 4.67%
Supplemental data
Net assets, end of year (000’s) ..................... $3,383 $3,979 $5,451 $5,123 $6,069
Portfolio turnover rate ............................ 1013% 1383% 1500% 863% 974%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Includes one-time proxy costs of 0.01%.

Putnam Mortgage Securities Fund
Financial Highlights
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.49 $8.21 $9.52 $11.71 $11.88
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.61 0.60 0.58 0.55
Net realized and unrealized gains (losses) ........... (0.07) 0.57 (0.66) (2.25) (0.19)
Total from investment operations .................... 0.41 1.18 (0.06) (1.67) 0.36
Less distributions from:
Net investment income .......................... (1.18) (0.90) (1.25) (0.52) (0.15)
Tax return of capital ............................ — — — — (0.38)
Total distributions ............................... (1.18) (0.90) (1.25) (0.52) (0.53)
Net asset value, end of year ....................... $7.72 $8.49 $8.21 $9.52 $11.71
Total return .................................... 5.85% 15.08% (1.17)% (14.71)% 2.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.67% 0.70% 0.72% 0.67% 0.64%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.66% 0.70%
c
0.72%
c,d
0.67%
c,d,e
0.53%
c
Net investment income ........................... 6.17% 7.24% 6.77% 5.23% 4.59%
Supplemental data
Net assets, end of year (000’s) ..................... $40,676 $33,222 $22,575 $27,715 $77,518
Portfolio turnover rate ............................ 1013% 1383% 1500% 863% 974%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Includes one-time proxy costs of 0.01%.

Putnam Mortgage Securities Fund
Schedule of Investments, September 30, 2025
Putnam Mortgage Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities 3.7%
Financial Services 3.7%
Bayview Financial Mortgage Pass-Through Trust , 2006-C , 1A3 , 6.528% , 11/28/36 ...
$ 1,430,199 $ 1,414,140
a
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A, 6.93% , 10/28/60 ....
358,383 367,594
a ,b
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.32% , ( 1-month SOFR + 1.184% ), 11/16/38 ...
175,955 176,630
b
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.752% , ( 1-month SOFR +
0.594% ), 6/25/36 .................................................. 1,971,954 1,898,660
a
Castlelake Aircraft Structured Trust , 2025-2A , A , 144A, 5.465% , 8/15/50 ..........
833,553 840,811
b
CWABS, Inc. Asset-Backed Certificates Trust , 2007-10 , 1A1 , FRN , 4.452% , ( 1-month
SOFR + 0.294% ), 6/25/47 ........................................... 2,707,609 2,589,941
a
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 ...................
1,155,000 1,158,300
a
HTAP Trust , 2024-1 , A , 144A, 7% , 4/25/37 ................................
1,020,910 1,027,947
b
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE9 , M2 , FRN , 5.202% , ( 1-month
SOFR + 1.044% ), 11/25/34 .......................................... 11,890 11,756
a
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
1,026,000 859,222
a ,c
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 ...................
250,000 250,659
a
PRET LLC , 2025-NPL9 , A1 , 144A, 5.391% , 8/25/55 .........................
1,903,934 1,906,801
a ,b
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.805% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 616,115 618,053
a ,b
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.706% , ( 30-day SOFR
Average + 1.35% ), 7/25/65 ........................................... 971,278 972,216
a
Tricolor Auto Securitization Trust ,
2024-1A , A , 144A, 6.61% , 10/15/27 .................................... 456,614 438,742
2025-1A , A , 144A, 4.94% , 2/15/29 ..................................... 266,833 196,743
b
Wells Fargo Home Equity Asset-Backed Securities Trust , 2007-2 , A3 , FRN , 4.732% ,
( 1-month SOFR + 0.574% ), 4/25/37 .................................... 361,804 357,638
15,085,853
a a a a a
Total Asset-Backed Securities (Cost $ 14,870,346 ) ...............................
15,085,853
Commercial Mortgage-Backed Securities 29.5%
Financial Services 29.5%
BANK ,
a
2018-BN11 , D , 144A, 3% , 3/15/61 ..................................... 839,000 649,569
d,e
2024-BNK48 , XA , IO, FRN , 1.35% , 10/15/57 ............................. 9,726,637 792,146
d ,e
BANK5 Trust , 2024-5YR10 , XA , IO, FRN , 1.401% , 10/15/57 ...................
14,889,739 616,856
a
Barclays Commercial Mortgage Trust ,
2019-C4 , E , 144A, 3.25% , 8/15/52 ..................................... 2,034,000 1,076,887
e
2019-C5 , F , 144A, FRN , 2.702% , 11/15/52 ............................... 1,001,000 599,273
d ,e
BBCMS Mortgage Trust ,
2024-5C29 , XA , IO, FRN , 1.822% , 9/15/57 ............................... 19,357,423 1,059,852
2025-C32 , XA , IO, FRN , 1.356% , 2/15/62 ................................ 10,559,248 888,413
Benchmark Mortgage Trust ,
e
2018-B1 , C , FRN , 4.343% , 1/15/51 .................................... 718,000 592,497
a,e
2018-B3 , D , 144A, FRN , 3.197% , 4/10/51 ............................... 1,141,000 789,151
a
2019-B11 , D , 144A, 3% , 5/15/52 ...................................... 1,556,000 817,168
a,e
2018-B1 , E , 144A, FRN , 3% , 1/15/51 ................................... 1,840,000 914,803
d,e
2024-V10 , XA , IO, FRN , 1.522% , 9/15/57 ................................ 12,778,160 574,078
d,e
2024-V11 , XA , IO, FRN , 0.773% , 11/15/57 ............................... 23,289,000 495,844
d,e
2019-B15 , XA , IO, FRN , 0.916% , 12/15/72 ............................... 13,490,869 352,153
d ,e
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.574% , 9/15/57 ................
11,395,215 512,078
a ,e
BWAY Mortgage Trust , 2022-26BW , F , 144A, FRN , 5.029% , 2/10/44 .............
2,305,000 1,382,881
CD Mortgage Trust ,
e
2017-CD3 , B , FRN , 3.984% , 2/10/50 ................................... 826,000 566,068
e
2017-CD4 , B , FRN , 3.947% , 5/10/50 ................................... 1,408,000 1,335,305

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
CD Mortgage Trust, (continued)
e
2017-CD3 , C , FRN , 4.681% , 2/10/50 ................................... $ 1,638,000 $ 737,612
a
2017-CD3 , D , 144A, 3.25% , 2/10/50 .................................... 2,287,000 123,700
a
2019-CD8 , D , 144A, 3% , 8/15/57 ...................................... 1,450,000 919,478
CFCRE Commercial Mortgage Trust ,
2016-C7 , A3 , 3.839% , 12/10/54 ....................................... 624,000 617,448
a,e
2011-C2 , E , 144A, FRN , 5.08% , 12/15/47 ................................ 603,000 564,608
Citigroup Commercial Mortgage Trust ,
a,e
2012-GC8 , C , 144A, FRN , 5.295% , 9/10/45 .............................. 1,387,488 1,366,471
e
2015-GC33 , C , FRN , 4.545% , 9/10/58 .................................. 503,000 431,322
a,e
2015-GC27 , D , 144A, FRN , 4.543% , 2/10/48 ............................. 2,112,874 2,043,211
2015-GC33 , D , 3.172% , 9/10/58 ....................................... 250,000 155,000
a
2015-GC27 , E , 144A, 3% , 2/10/48 ..................................... 2,035,000 1,733,249
COMM Mortgage Trust ,
2012-CR4 , AM , 3.251% , 10/15/45 ..................................... 1,721,000 1,587,675
2013-CR12 , AM , 4.3% , 10/10/46 ...................................... 1,425,983 1,354,818
2014-UBS3 , AM , 4.012% , 6/10/47 ..................................... 136,488 134,169
e
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................................. 422,819 417,692
a
2012-CR4 , B , 144A, 3.703% , 10/15/45 .................................. 1,848,000 1,211,289
2014-CR17 , B , 4.377% , 5/10/47 ....................................... 615,153 598,698
e
2015-DC1 , B , FRN , 4.035% , 2/10/48 ................................... 1,285,000 1,225,819
e
2013-CR13 , C , FRN , 5.109% , 11/10/46 ................................. 233,261 230,023
e
2014-CR16 , C , FRN , 4.885% , 4/10/47 .................................. 1,741,904 1,657,095
e
2014-CR17 , C , FRN , 4.942% , 5/10/47 .................................. 1,360,000 1,257,320
e
2014-UBS3 , C , FRN , 4.749% , 6/10/47 .................................. 409,000 292,435
e
2014-UBS4 , C , FRN , 4.807% , 8/10/47 .................................. 397,060 306,530
a,e
2012-LC4 , D , 144A, FRN , 5.69% , 12/10/44 .............................. 2,266,000 1,663,244
a,e
2013-CR7 , D , 144A, FRN , 4.386% , 3/10/46 .............................. 680,440 650,628
a,e
2013-LC13 , D , 144A, FRN , 5.549% , 8/10/46 ............................. 2,474,828 2,304,362
a,e
2013-CR13 , D , 144A, FRN , 5.109% , 11/10/46 ............................ 2,536,000 1,432,840
a,e
2014-CR17 , D , 144A, FRN , 5.006% , 5/10/47 ............................. 1,959,000 1,651,927
a,e
2014-CR19 , D , 144A, FRN , 4.572% , 8/10/47 ............................. 41,588 40,678
a,e
2014-UBS4 , D , 144A, FRN , 4.869% , 8/10/47 ............................. 757,000 174,867
a
2015-LC19 , D , 144A, 2.867% , 2/10/48 .................................. 1,240,000 1,120,080
e
2015-CR26 , D , FRN , 3.647% , 10/10/48 ................................. 1,351,375 1,109,142
a
2017-COR2 , D , 144A, 3% , 9/10/50 ..................................... 882,000 786,965
a,e
2018-COR3 , D , 144A, FRN , 2.966% , 5/10/51 ............................. 499,000 199,664
a
2013-LC6 , E , 144A, 3.5% , 1/10/46 ..................................... 701,000 660,035
a,e
2015-LC19 , E , 144A, FRN , 4.2% , 2/10/48 ............................... 1,436,000 1,119,642
CSAIL Commercial Mortgage Trust ,
e
2015-C1 , B , FRN , 3.958% , 4/15/50 .................................... 1,109,000 1,062,045
e
2015-C2 , B , FRN , 4.208% , 6/15/57 .................................... 1,027,925 994,164
e
2015-C3 , C , FRN , 4.205% , 8/15/48 .................................... 1,033,000 889,234
e
2015-C1 , C , FRN , 3.958% , 4/15/50 .................................... 644,000 587,849
e
2015-C2 , C , FRN , 4.192% , 6/15/57 .................................... 763,000 697,396
a
2019-C17 , D , 144A, 2.5% , 9/15/52 ..................................... 798,000 424,266
e
2015-C2 , D , FRN , 4.192% , 6/15/57 .................................... 838,000 658,042
a ,e
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% , 8/10/44 .............
1,287,746 1,246,657
a ,b
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1 , M2 , 144A, FRN , 8.106% , ( 30-day SOFR Average + 3.75% ), 1/25/51 ... 1,051,000 1,085,014
2021-MN3 , M2 , 144A, FRN , 8.356% , ( 30-day SOFR Average + 4% ), 11/25/51 .... 2,289,000 2,379,880
a ,b
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 , M10 , 144A, FRN ,
7.721% , ( 30-day SOFR Average + 3.364% ), 10/25/49 ...................... 2,623,243 2,667,973
GNMA , 1.6% , 2/20/49 ................................................
8,315,874 577,978

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
GS Mortgage Securities Trust ,
2014-GC24 , B , FRN , 4.527% , 9/10/47 .................................. $ 1,608,000 $ 1,553,227
a
2014-GC24 , D , 144A, FRN , 4.548% , 9/10/47 ............................. 1,892,000 1,213,245
a
2017-GS5 , D , 144A, FRN , 3.509% , 3/10/50 .............................. 1,021,000 151,530
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-LC11 , B , 3.499% , 4/15/46 ....................................... 285,302 262,454
e
2013-C10 , C , FRN , 4.239% , 12/15/47 .................................. 338,342 327,642
a,e
2011-C3 , D , 144A, FRN , 5.71% , 2/15/46 ................................ 1,123,000 1,020,632
e
2013-LC11 , D , FRN , 4.339% , 4/15/46 ................................... 933,000 71,162
a,e
2013-C16 , D , 144A, FRN , 5.046% , 12/15/46 ............................. 930,778 887,730
a,e
2012-LC9 , D , 144A, FRN , 3.689% , 12/15/47 ............................. 1,408,000 1,339,517
e
JPMBB Commercial Mortgage Securities Trust ,
2014-C18 , B , FRN , 4.654% , 2/15/47 ................................... 721,112 702,666
2014-C25 , B , FRN , 4.347% , 11/15/47 ................................... 1,497,000 1,398,572
2014-C22 , C , FRN , 4.66% , 9/15/47 .................................... 1,124,000 1,058,316
2013-C12 , D , FRN , 4.071% , 7/15/45 ................................... 1,408,000 1,302,410
a
2013-C14 , D , 144A, FRN , 4.172% , 8/15/46 .............................. 1,732,000 1,356,042
a
2014-C23 , D , 144A, FRN , 4.188% , 9/15/47 .............................. 726,000 660,546
a
2013-C12 , E , 144A, FRN , 4.071% , 7/15/45 ............................... 1,235,000 852,175
a ,e
JPMCC Commercial Mortgage Securities Trust , 2017-JP7 , D , 144A, FRN , 4.57% ,
9/15/50 ......................................................... 859,000 562,548
JPMDB Commercial Mortgage Securities Trust ,
2018-C8 , B , 4.522% , 6/15/51 ......................................... 636,000 603,677
e
2018-C8 , C , FRN , 4.914% , 6/15/51 .................................... 835,000 753,338
a,e
2016-C2 , D , 144A, FRN , 3.471% , 6/15/49 ............................... 2,330,000 1,142,677
a
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% , 3/10/50 ..........
796,000 782,216
Morgan Stanley Bank of America Merrill Lynch Trust ,
e
2013-C9 , B , FRN , 3.708% , 5/15/46 .................................... 1,029,785 998,216
e
2013-C10 , B , FRN , 4.085% , 7/15/46 ................................... 1,084,338 1,028,502
e
2013-C9 , C , FRN , 3.836% , 5/15/46 .................................... 1,398,000 1,298,027
e
2015-C22 , C , FRN , 4.113% , 4/15/48 ................................... 1,616,000 1,431,791
e
2015-C25 , C , FRN , 4.581% , 10/15/48 .................................. 896,476 885,606
e
2017-C34 , C , FRN , 4.309% , 11/15/52 ................................... 751,000 665,920
a,e
2013-C9 , D , 144A, FRN , 3.924% , 5/15/46 ............................... 1,122,000 1,027,561
a,e
2013-C12 , D , 144A, FRN , 4.859% , 10/15/46 ............................. 800,000 748,048
a
2014-C19 , D , 144A, 3.25% , 12/15/47 ................................... 954,000 883,182
a
2015-C24 , D , 144A, 3.257% , 5/15/48 ................................... 903,000 889,850
a,e
2015-C23 , D , 144A, FRN , 4.297% , 7/15/50 .............................. 924,000 899,373
a,e
2012-C6 , E , 144A, FRN , 4.489% , 11/15/45 ............................... 1,677,000 880,475
a,e
2013-C12 , E , 144A, FRN , 4.859% , 10/15/46 .............................. 1,232,618 951,593
a,e
2015-C24 , E , 144A, FRN , 4.175% , 5/15/48 ............................... 1,239,000 1,207,911
a,e
2013-C10 , F , 144A, FRN , 4.085% , 7/15/46 ............................... 2,316,000 240,431
a,e
2012-C6 , G , 144A, FRN , 4.5% , 11/15/45 ................................ 1,288,000 75,369
e
Morgan Stanley Capital I Trust ,
2016-UB11 , C , FRN , 3.691% , 8/15/49 .................................. 1,920,000 1,874,631
a
2011-C3 , E , 144A, FRN , 5.105% , 7/15/49 ................................ 1,966,877 1,929,644
a
PRET LLC ,
2024-NPL9 , A1 , 144A, 5.851% , 12/25/54 ................................ 767,615 769,413
2025-NPL4 , A1 , 144A, 6.368% , 4/25/55 ................................. 1,152,481 1,161,464
e
UBS Commercial Mortgage Trust ,
2017-C3 , C , FRN , 4.502% , 8/15/50 .................................... 1,405,000 1,306,530
2018-C11 , C , FRN , 5.028% , 6/15/51 ................................... 986,000 912,099
a
2018-C11 , D , 144A, FRN , 3% , 6/15/51 .................................. 1,695,000 1,056,521
a
2012-C1 , E , 144A, FRN , 5% , 5/10/45 ................................... 1,132,786 1,030,682

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , A4 , 3.695% , 11/15/48 ...................................... $ 193,126 $ 192,739
e
2015-SG1 , B , FRN , 4.393% , 9/15/48 ................................... 627,782 614,667
e
2015-C31 , C , FRN , 4.776% , 11/15/48 ................................... 1,373,000 1,350,429
e
2016-BNK1 , C , FRN , 3.071% , 8/15/49 .................................. 790,000 561,116
e
2018-C46 , C , FRN , 5.118% , 8/15/51 ................................... 868,000 815,304
e
2020-C57 , C , FRN , 4.157% , 8/15/53 ................................... 418,000 381,553
e
2015-C29 , D , FRN , 4.342% , 6/15/48 ................................... 1,407,000 1,327,179
2015-C31 , D , 3.852% , 11/15/48 ....................................... 2,056,000 1,776,907
a
2017-RB1 , D , 144A, 3.401% , 3/15/50 ................................... 991,000 606,341
e
2016-NXS5 , D , FRN , 5.118% , 1/15/59 .................................. 1,174,000 1,062,956
a
2016-C33 , D , 144A, 3.123% , 3/15/59 ................................... 1,206,000 1,112,693
a,e
2015-C31 , E , 144A, FRN , 4.776% , 11/15/48 .............................. 1,550,000 870,852
e
WFRBS Commercial Mortgage Trust ,
2014-C21 , B , FRN , 4.213% , 8/15/47 ................................... 1,566,059 1,529,893
2014-C23 , B , FRN , 4.44% , 10/15/57 ................................... 842,000 817,424
2013-C11 , C , FRN , 4.146% , 3/15/45 ................................... 1,104,500 1,064,379
2013-C15 , C , FRN , 4.284% , 8/15/46 ................................... 985,000 891,435
2014-C21 , C , FRN , 4.234% , 8/15/47 ................................... 1,353,000 1,270,636
a
2013-C11 , D , 144A, FRN , 4.202% , 3/15/45 ............................... 1,406,000 1,235,871
a
2011-C4 , E , 144A, FRN , 5.15% , 6/15/44 ................................. 1,066,568 1,009,242
a
2012-C9 , E , 144A, FRN , 4.876% , 11/15/45 ............................... 625,950 624,476
120,436,509
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 132,410,796 ) ...............
120,436,509
Mortgage-Backed Securities 139.7%
Federal National Mortgage Association (FNMA) Fixed Rate 110.8%
f
Uniform Mortgage-Backed Securities , 1.5% , TBA, 10/25/40 .................... 11,000,000 9,844,356
f
Uniform Mortgage-Backed Securities , 2% , TBA, 10/25/40 ..................... 18,000,000 16,547,697
f
Uniform Mortgage-Backed Securities , 2% , TBA, 10/25/55 ..................... 81,000,000 65,304,882
f
Uniform Mortgage-Backed Securities , 2.5% , TBA, 10/25/40 .................... 9,000,000 8,467,237
f
Uniform Mortgage-Backed Securities , 2.5% , TBA, 10/25/55 .................... 67,000,000 56,457,691
f
Uniform Mortgage-Backed Securities , 3% , TBA, 10/25/40 ..................... 4,000,000 3,832,128
f
Uniform Mortgage-Backed Securities , 3% , TBA, 10/25/55 ..................... 33,000,000 28,990,951
f
Uniform Mortgage-Backed Securities , 3.5% , TBA, 10/25/40 .................... 2,000,000 1,937,918
f
Uniform Mortgage-Backed Securities , 3.5% , TBA, 10/25/55 .................... 33,000,000 30,153,933
f
Uniform Mortgage-Backed Securities , 4% , TBA, 10/25/55 ..................... 24,000,000 22,622,324
f
Uniform Mortgage-Backed Securities , 4.5% , TBA, 10/25/55 .................... 19,000,000 18,431,752
f
Uniform Mortgage-Backed Securities , 5% , TBA, 10/25/55 ..................... 8,000,000 7,935,132
f
Uniform Mortgage-Backed Securities , 5.5% , TBA, 10/25/55 .................... 107,000,000 107,898,182
f
Uniform Mortgage-Backed Securities , 6% , TBA, 10/25/55 ..................... 72,000,000 73,565,562
451,989,745
g
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 4.625%, ( 1-year CMT T-Note +/- MBS Margin), 7/20/26 ................ 315 316
Government National Mortgage Association (GNMA) Fixed Rate 28.9%
GNMA I, Single-family, 30 Year , 5.5%, 8/15/35 .............................. 58 60
f
GNMA II, Single-family, 30 Year , 2%, 10/15/55 .............................. 18,000,000 14,883,446
f
GNMA II, Single-family, 30 Year , 2.5%, 10/15/55 ............................ 18,000,000 15,499,613
f
GNMA II, Single-family, 30 Year , 3%, 10/15/55 .............................. 19,000,000 16,964,885
f
GNMA II, Single-family, 30 Year , 3.5%, 10/15/55 ............................ 14,000,000 12,767,000
f
GNMA II, Single-family, 30 Year , 4%, 10/15/55 .............................. 13,000,000 12,225,348
f
GNMA II, Single-family, 30 Year , 4.5%, 10/15/55 ............................ 20,000,000 19,398,283
f
GNMA II, Single-family, 30 Year , 5%, 10/15/55 .............................. 10,000,000 9,948,536

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
f
GNMA II, Single-family, 30 Year , 5.5%, 10/15/55 ............................ $ 4,000,000 $ 4,030,394
f
GNMA II, Single-family, 30 Year , 6%, 10/15/55 .............................. 12,000,000 12,206,038
117,923,603
Total Mortgage-Backed Securities (Cost $ 572,379,198 ) ...........................
569,913,664
Residential Mortgage-Backed Securities 18.5%
Financial Services 18.5%
a
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................................ 1,188,758 1,194,142
2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 ................................ 1,226,643 1,250,409
2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 ............................... 1,541,400 1,567,827
2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 ................................ 1,394,354 1,408,862
b
Alternative Loan Trust , 2006-OA19 , A1 , FRN , 4.43% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................................... 1,587,056 1,284,026
b
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 4.462% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 4,752,680 2,802,277
a ,e
Arroyo Mortgage Trust , 2019-3 , M1 , 144A, FRN , 4.204% , 10/25/48 ..............
750,000 702,597
Bear Stearns ALT-A Trust ,
b
2005-10 , 11A1 , FRN , 4.772% , ( 1-month SOFR + 0.614% ), 1/25/36 ............. 156,448 148,264
e
2005-8 , 21A1 , FRN , 5.232% , 10/25/35 .................................. 260,897 215,944
a ,e
CAFL Issuer LLC , 2023-RTL1 , A1 , 144A, FRN , 7.553% , 12/28/30 ...............
526,000 528,766
a
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 .................
1,925,944 1,955,897
a
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
1,625,328 1,642,027
Deutsche Alt-B Securities Mortgage Loan Trust , 2006-AB4 , A4B , 6.5% , 10/25/36 ....
1,761,924 1,543,189
b
FHLMC STACR Debt Notes , 2015-DNA3 , B , FRN , 13.821% , ( 30-day SOFR Average +
9.464% ), 4/25/28 .................................................. 1,584,230 1,592,080
a ,b
FHLMC STACR REMIC Trust ,
2022-DNA3 , B2 , 144A, FRN , 14.106% , ( 30-day SOFR Average + 9.75% ), 4/25/42 . 350,000 388,366
2020-HQA2 , B2 , 144A, FRN , 12.071% , ( 30-day SOFR Average + 7.714% ), 3/25/50 1,000,000 1,203,029
2020-HQA3 , B2 , 144A, FRN , 14.471% , ( 30-day SOFR Average + 10.114% ), 7/25/50 916,000 1,220,899
2020-DNA4 , B2 , 144A, FRN , 14.471% , ( 30-day SOFR Average + 10.114% ), 8/25/50 2,647,000 3,550,897
2021-DNA1 , B2 , 144A, FRN , 9.106% , ( 30-day SOFR Average + 4.75% ), 1/25/51 .. 1,330,000 1,475,031
a ,b
FHLMC STACR Trust ,
2019-FTR3 , B2 , 144A, FRN , 9.271% , ( 30-day SOFR Average + 4.914% ), 9/25/47 . 371,000 400,254
2019-FTR1 , B2 , 144A, FRN , 12.821% , ( 30-day SOFR Average + 8.464% ), 1/25/48 2,681,000 3,198,079
2018-HQA2 , B2 , 144A, FRN , 15.471% , ( 30-day SOFR Average + 11.114% ), 10/25/48 2,108,000 2,620,195
2019-DNA1 , B2 , 144A, FRN , 15.221% , ( 30-day SOFR Average + 10.864% ), 1/25/49 4,520,000 5,584,283
2019-DNA2 , B2 , 144A, FRN , 14.971% , ( 30-day SOFR Average + 10.614% ), 3/25/49 282,000 328,435
2019-HQA2 , B2 , 144A, FRN , 15.721% , ( 30-day SOFR Average + 11.364% ), 4/25/49 637,000 760,675
2019-DNA4 , B2 , 144A, FRN , 10.721% , ( 30-day SOFR Average + 6.364% ), 10/25/49 1,070,000 1,194,055
e
FHLMC, Structured Pass-Through Certificates ,
T-57 , 2A1 , FRN , 4.85% , 7/25/43 ....................................... 8,673 8,472
T-59 , 2A1 , FRN , 4.21% , 10/25/43 ...................................... 4,419 3,735
FNMA ,
e
2003-W3 , 1A4 , FRN , 4.833% , 8/25/42 .................................. 11,475 11,200
e
2004-W2 , 4A , FRN , 4.87% , 2/25/44 .................................... 2,070 2,046
d,e
2001-79 , BI , IO, FRN , 0.247% , 3/25/45 ................................. 415,878 1,977
2003-34 , P1 , Strip , 4/25/43 ........................................... 28,191 25,853
b
FNMA Connecticut Avenue Securities Trust ,
2016-C03 , 1B , FRN , 16.221% , ( 30-day SOFR Average + 11.864% ), 10/25/28 ..... 2,812,007 2,961,754
2016-C04 , 1B , FRN , 14.721% , ( 30-day SOFR Average + 10.364% ), 1/25/29 ...... 774,147 823,597
2016-C06 , 1B , FRN , 13.721% , ( 30-day SOFR Average + 9.364% ), 4/25/29 ....... 502,264 538,688
a
2020-R01 , 1B1 , 144A, FRN , 7.721% , ( 30-day SOFR Average + 3.364% ), 1/25/40 .. 347,000 356,231

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
FNMA Connecticut Avenue Securities Trust, (continued)
a
2020-SBT1 , 1B1 , 144A, FRN , 11.221% , ( 30-day SOFR Average + 6.864% ), 2/25/40 $ 3,455,000 $ 3,657,503
a
2020-SBT1 , 1M2 , 144A, FRN , 8.121% , ( 30-day SOFR Average + 3.764% ), 2/25/40 1,887,000 1,956,989
2016-C03 , 2B , FRN , 17.221% , ( 30-day SOFR Average + 12.864% ), 10/25/28 ..... 465,220 492,997
a
2020-R02 , 2B1 , 144A, FRN , 7.471% , ( 30-day SOFR Average + 3.114% ), 1/25/40 .. 311,000 318,251
a
2021-R02 , 2M2 , 144A, FRN , 6.356% , ( 30-day SOFR Average + 2% ), 11/25/41 .... 373,050 377,672
a
2022-R02 , 2M2 , 144A, FRN , 7.356% , ( 30-day SOFR Average + 3% ), 1/25/42 ..... 3,048,000 3,111,360
e
FNMA REMIC Trust ,
2003-W14 , 2A , FRN , 4.947% , 1/25/43 .................................. 5,464 5,359
2003-W11 , A1 , FRN , 7.425% , 6/25/33 .................................. 201 205
2004-W7 , A2 , FRN , 7.899% , 3/25/34 ................................... 2,052 2,071
a
GS Mortgage-Backed Securities Trust , 2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 .......
572,772 560,872
b
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.768% , ( 1-month SOFR +
0.634% ), 5/19/35 .................................................. 949,256 262,181
a ,b
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 8.506% , ( 30-day SOFR Average + 4.15% ),
1/25/34 ......................................................... 1,000,000 1,019,296
a
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ......................
162,035 163,832
b
J.P. Morgan Alternative Loan Trust , 2006-A6 , 1A1 , FRN , 4.592% , ( 1-month SOFR +
0.434% ), 11/25/36 ................................................. 903,037 772,360
a
J.P. Morgan Mortgage Trust ,
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................................. 1,567,377 1,584,933
b
2024-9 , A11 , 144A, FRN , 5.706% , ( 30-day SOFR Average + 1.35% ), 2/25/55 ..... 2,310,154 2,316,546
a
LHOME Mortgage Trust ,
2023-RTL2 , A1 , 144A, 8% , 6/25/28 .................................... 368,393 368,873
2023-RTL4 , A1 , 144A, 7.628% , 11/25/28 ................................ 781,000 786,239
MFA Trust ,
2024-NPL1 , A1 , 6.33% , 9/25/54 ....................................... 566,893 568,008
a
2023-NQM3 , A1 , 144A, 6.617% , 7/25/68 ................................ 343,137 346,654
a
2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ................................ 990,397 994,419
a ,b
Morgan Stanley Residential Mortgage Loan Trust ,
2024-3 , AF , 144A, FRN , 5.706% , ( 30-day SOFR Average + 1.35% ), 7/25/54 ...... 1,194,784 1,193,933
2024-4 , AF , 144A, FRN , 5.706% , ( 30-day SOFR Average + 1.35% ), 9/25/54 ...... 1,299,368 1,298,430
a
Saluda Grade Alternative Mortgage Trust ,
2024-RTL5 , A1 , 144A, 7.762% , 4/25/30 ................................. 2,609,000 2,642,174
2024-RTL6 , A1 , 144A, 7.439% , 7/25/30 ................................. 509,000 512,716
a ,b
Station Place Securitization Trust ,
2024-10 , A , 144A, FRN , 5.057% , ( 1-month SOFR + 0.9% ), 10/27/25 ........... 1,500,000 1,500,650
2025-1 , A , 144A, FRN , 5.057% , ( 1-month SOFR + 0.9% ), 7/23/26 ............. 1,458,000 1,479,587
2025-3 , A , 144A, FRN , 5.057% , ( 1-month SOFR + 0.9% ), 9/23/26 ............. 1,450,000 1,455,898
b
Structured Asset Mortgage Investments II Trust , 2006-AR7 , A1BG , FRN , 4.392% ,
( 1-month SOFR + 0.234% ), 8/25/36 .................................... 190,832 169,324
a ,e
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ............
862,000 784,484
b
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR8 , 2AC2 , FRN , 5.192% ,
( 1-month SOFR + 1.034% ), 7/25/45 .................................... 442,957 423,982
75,621,856
a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 74,926,883 ) .................
75,621,856
Agency Commercial Mortgage-Backed Securities 30.7%
Financial Services 30.7%
FHLMC ,
3391 , Strip , 4/15/37 ................................................ 18,813 16,507
e
3117 , AF , FRN , Zero Cpn., 2/15/36 ..................................... 9,368 8,259
d
4953 , AI , IO, 4% , 2/25/50 ............................................ 3,903,104 793,213

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
3369 , BO , Strip , 9/15/37 ............................................. $ 1,030 $ 881
d
304 , C37 , IO, 3.5% , 12/15/27 ......................................... 33,220 657
b
3065 , DC , FRN , 6.4% , ( 30-day SOFR Average + 19.517% ), 3/15/35 ............ 718,125 749,019
d
4018 , DI , IO, 4.5% , 7/15/41 .......................................... 140,431 2,178
b,d
5003 , DS , IO, FRN , 1.629% , ( 30-day SOFR Average + 5.986% ), 8/25/50 ........ 5,984,104 829,057
d
5529 , EI , IO, 4.5% , 11/25/51 ......................................... 3,436,757 766,098
b
3408 , EK , FRN , 7.74% , ( 30-day SOFR Average + 25.332% ), 4/15/37 ........... 96,189 115,032
b
406 , F30 , FRN , 5.506% , ( 30-day SOFR Average + 1.15% ), 10/25/53 ........... 611,795 616,157
b
5391 , FC , FRN , 5.456% , ( 30-day SOFR Average + 1.1% ), 3/25/54 ............. 484,062 486,962
b,d
4326 , GS , IO, FRN , 1.563% , ( 30-day SOFR Average + 5.936% ), 4/15/44 ........ 7,088,613 750,037
d
5349 , IB , IO, 4% , 12/15/46 ........................................... 4,314,350 943,195
d
5050 , IM , IO, 3.5% , 10/25/50 ......................................... 8,722,151 1,733,426
d
4136 , IQ , IO, 3.5% , 11/15/42 ......................................... 2,587,520 265,198
d
5071 , IV , IO, 3% , 12/25/50 ........................................... 16,405,491 2,699,053
d
5121 , KI , IO, 4% , 6/25/51 ............................................ 6,366,445 1,407,947
b,d
4915 , SD , IO, FRN , 1.579% , ( 30-day SOFR Average + 5.936% ), 9/25/49 ........ 7,102,137 823,309
b,d
5558 , SG , IO, FRN , 2.044% , ( 30-day SOFR Average + 6.4% ), 7/25/55 .......... 20,211,195 1,989,356
b,d
4839 , WS , IO, FRN , 1.613% , ( 30-day SOFR Average + 5.986% ), 8/15/56 ........ 6,407,708 949,568
FNMA ,
d
2020-31 , IO, 4.5% , 5/25/50 .......................................... 8,357,898 1,542,461
d
2020-96 , IO, 3% , 1/25/51 ............................................ 7,020,695 1,160,673
d
2018-51 , BI , IO, 5.5% , 7/25/38 ........................................ 1,691,236 90,803
d
2021-14 , CI , IO, 4.5% , 11/25/49 ....................................... 3,818,104 865,269
2008-53 , DO , Strip , 7/25/38 .......................................... 62,859 52,730
b
2024-105 , FC , FRN , 5.356% , ( 30-day SOFR Average + 1% ), 1/25/55 ........... 1,969,820 1,972,817
d
2012-104 , HI , IO, 4% , 9/25/27 ........................................ 231,808 3,701
d
2023-49 , IA , IO, 3% , 8/25/46 ......................................... 7,456,031 957,855
d
2023-49 , IB , IO, 3.5% , 3/25/47 ........................................ 6,168,359 962,714
d
2021-3 , IB , IO, 2.5% , 2/25/51 ......................................... 5,562,317 959,115
d
2021-25 , IJ , IO, 3.5% , 5/25/51 ........................................ 18,277,550 3,533,867
d
2020-20 , IK , IO, 3.5% , 3/25/50 ........................................ 5,239,524 776,398
d
2015-58 , KI , IO, 6% , 3/25/37 ......................................... 3,124,618 514,511
2007-14 , KO , Strip , 3/25/37 .......................................... 1,683 1,432
b,d
2011-123 , KS , IO, FRN , 2.129% , ( 30-day SOFR Average + 6.486% ), 10/25/41 .... 180,658 13,036
d
2020-62 , MI , IO, 3.5% , 5/25/49 ........................................ 24,080,977 4,404,199
d
2021-69 , MI , IO, 2.5% , 10/25/51 ....................................... 6,594,859 746,162
2006-84 , OT , Strip , 9/25/36 .......................................... 633 534
b,d
2019-83 , QS , IO, FRN , 1.479% , ( 30-day SOFR Average + 5.836% ), 1/25/50 ...... 12,877,152 1,839,193
b,d
2019-51 , SA , IO, FRN , 1.579% , ( 30-day SOFR Average + 5.936% ), 9/25/49 ...... 5,595,356 784,138
b,d
2018-20 , SB , IO, FRN , 1.779% , ( 30-day SOFR Average + 6.136% ), 3/25/48 ...... 3,720,268 372,858
b,d
2023-57 , SC , IO, FRN , 1.529% , ( 30-day SOFR Average + 5.886% ), 10/25/49 ..... 5,208,950 559,392
b,d
2023-58 , SP , IO, FRN , 2.544% , ( 30-day SOFR Average + 6.9% ), 12/25/53 ....... 24,573,868 1,768,702
GNMA ,
d
2012-136 , IO, 3.5% , 11/20/42 ......................................... 4,407,417 578,916
d
2014-76 , IO, 5% , 5/20/44 ............................................ 1,665,036 346,690
d,e
2024-32 , IO, FRN , 0.7% , 6/16/63 ...................................... 16,779,651 839,660
d,e
2016-H24 , IO, FRN , 2.088% , 9/20/66 ................................... 6,831,091 431,315
d,e
2017-H09 , IO, FRN , 1.887% , 4/20/67 ................................... 5,590,546 160,812
d
2014-174 , AI , IO, 3% , 11/16/29 ........................................ 643,737 16,475
d,e
2014-H21 , AI , IO, FRN , 1.949% , 10/20/64 ............................... 6,940,558 245,279
d,e
2015-H04 , AI , IO, FRN , 1.608% , 12/20/64 ............................... 6,157,251 183,043
d,e
2015-H13 , AI , IO, FRN , 1.813% , 6/20/65 ................................ 4,770,932 251,862
d,e
2015-H14 , AI , IO, FRN , 2.037% , 6/20/65 ................................ 10,920,634 564,400
d,e
2015-H22 , AI , IO, FRN , 2.137% , 9/20/65 ................................ 8,803,837 431,881
d,e
2016-H03 , AI , IO, FRN , 1.97% , 1/20/66 ................................. 4,805,372 195,680

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
d,e
2016-H10 , AI , IO, FRN , 1.663% , 4/20/66 ................................ $ 8,261,332 $ 231,978
d,e
2016-H19 , AI , IO, FRN , 2.194% , 9/20/66 ................................ 7,002,626 310,763
b,d
2019-158 , AS , IO, FRN , 1.889% , ( 1-month SOFR + 6.036% ), 9/16/43 ........... 4,306,853 453,599
b,d
2023-7 , AS , IO, FRN , 2.511% , ( 30-day SOFR Average + 6.9% ), 1/20/53 ......... 25,721,644 2,166,652
b,d
2023-56 , AS , IO, FRN , 1.771% , ( 30-day SOFR Average + 6.16% ), 4/20/53 ....... 25,875,861 1,958,785
d
2014-182 , BI , IO, 4% , 1/20/39 ........................................ 3,064,911 179,292
d,e
2017-H04 , BI , IO, FRN , 2.45% , 2/20/67 ................................. 5,302,504 214,737
d,e
2017-H23 , BI , IO, FRN , 1.901% , 11/20/67 ............................... 4,505,069 153,091
d,e
2020-H05 , BI , IO, FRN , 2.375% , 3/20/70 ................................ 2,280,103 111,114
d
2009-121 , CI , IO, 4.5% , 12/16/39 ...................................... 2,586,604 423,083
d
2022-125 , CI , IO, 5% , 6/20/52 ........................................ 8,208,634 1,638,622
d,e
2015-H20 , CI , IO, FRN , 1.889% , 8/20/65 ................................ 6,745,601 350,670
d,e
2016-H06 , DI , IO, FRN , 1.582% , 7/20/65 ................................ 3,724,678 148,451
d,e
2020-H18 , DI , IO, FRN , 2.399% , 11/20/70 ............................... 1,721,460 91,919
b,d
2023-181 , DS , IO, FRN , 1.611% , ( 30-day SOFR Average + 6% ), 11/20/53 ....... 25,529,968 1,595,194
b,d
2023-173 , ES , IO, FRN , 2.561% , ( 30-day SOFR Average + 6.95% ), 11/20/53 ..... 8,438,087 599,787
b,d
2024-4 , ES , IO, FRN , 2.561% , ( 30-day SOFR Average + 6.95% ), 1/20/54 ........ 11,363,185 964,266
b
2023-152 , FB , FRN , 5.539% , ( 30-day SOFR Average + 1.15% ), 4/20/51 ......... 906,867 921,436
d
2021-176 , GI , IO, 3% , 10/20/51 ....................................... 6,502,354 994,235
d
2024-4 , GI , IO, 5% , 2/20/53 .......................................... 3,260,992 801,367
d,e
2016-H27 , GI , IO, FRN , 2.361% , 12/20/66 ............................... 9,318,734 556,505
d,e
2017-H08 , GI , IO, FRN , 2.541% , 2/20/67 ................................ 6,033,899 547,661
d
2013-34 , HI , IO, 4.5% , 3/20/43 ........................................ 2,783,687 448,909
d,e
2015-H10 , HI , IO, FRN , 1.972% , 4/20/65 ................................ 5,370,854 291,466
b,d
2024-51 , HS , IO, FRN , 1.611% , ( 30-day SOFR Average + 6% ), 3/20/54 ......... 12,950,742 813,753
d
2020-138 , IB , IO, 2.5% , 9/20/50 ....................................... 21,322,472 2,952,346
d
2014-102 , IG , IO, 3.5% , 3/16/41 ....................................... 232,641 4,080
d
2021-177 , IG , IO, 3.5% , 10/20/51 ...................................... 12,557,349 1,936,608
d
2024-4 , IG , IO, 5% , 12/20/52 ......................................... 5,042,095 979,665
d
2013-39 , IJ , IO, 4.5% , 3/20/43 ........................................ 3,682,276 568,449
d,e
2016-H13 , IK , IO, FRN , 2.642% , 6/20/66 ................................ 4,444,122 399,233
d
2021-89 , IL , IO, 4.5% , 5/20/51 ........................................ 6,234,459 1,467,039
d
2021-8 , IP , IO, 2.5% , 1/20/51 ......................................... 23,637,840 3,505,506
d
2021-188 , IW , IO, 3% , 10/20/51 ....................................... 7,078,219 1,338,409
d,e
2021-H12 , IY , IO, FRN , 0.018% , 8/20/71 ................................ 38,019,786 861,144
d
2020-175 , JI , IO, 3.5% , 11/20/50 ...................................... 9,105,625 1,741,229
d,e
2016-H24 , JI , IO, FRN , 2.423% , 11/20/66 ................................ 2,460,007 145,460
d,e
2018-H19 , JI , IO, FRN , 2.383% , 10/20/68 ................................ 7,170,519 257,501
b
2023-140 , JS , FRN , 5.129% , ( 30-day SOFR Average + 16.05% ), 9/20/53 ........ 856,836 883,852
d
2015-52 , KI , IO, 3.5% , 11/20/40 ....................................... 728,479 28,362
d,e
2017-H03 , KI , IO, FRN , 2.569% , 1/20/67 ................................ 7,001,866 566,416
b,d
2020-96 , KS , IO, FRN , 1.9% , ( 1-month SOFR + 6.036% ), 7/20/50 ............. 12,094,611 1,608,211
d
2016-75 , LI , IO, 6% , 1/20/40 ......................................... 1,935,996 277,008
d
2015-89 , LI , IO, 5% , 12/20/44 ......................................... 2,943,132 533,430
b,d
2024-126 , LS , IO, FRN , 2.261% , ( 30-day SOFR Average + 6.65% ), 8/20/54 ...... 26,798,827 2,112,870
d
2012-38 , MI , IO, 4% , 3/20/42 ......................................... 4,527,353 801,456
d
2015-53 , MI , IO, 4% , 4/16/45 ......................................... 2,562,117 510,209
d
2021-7 , MI , IO, 2.5% , 1/20/51 ......................................... 10,586,412 1,573,573
d,e
2017-H06 , MI , IO, FRN , 2.25% , 2/20/67 ................................. 7,414,772 306,853
d,e
2017-H10 , MI , IO, FRN , 1.864% , 4/20/67 ................................ 5,563,037 165,567
b,d
2020-112 , MS , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ), 8/20/50 ........... 4,300,108 633,884
d
2021-97 , NI , IO, 2.5% , 8/20/49 ........................................ 8,312,842 978,273
d
2020-123 , NI , IO, 2.5% , 8/20/50 ....................................... 13,352,013 1,979,950
d
2021-76 , NI , IO, 3% , 8/20/50 ......................................... 9,286,931 1,576,683
d,e
2016-H23 , NI , IO, FRN , 2.526% , 10/20/66 ............................... 8,272,931 379,827
d,e
2017-H08 , NI , IO, FRN , 2.213% , 3/20/67 ................................ 4,720,378 147,017

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
b,d
2024-4 , NS , IO, FRN , 1.361% , ( 30-day SOFR Average + 5.75% ), 1/20/54 ........ $ 14,463,799 $ 943,147
d
2013-6 , OI , IO, 5% , 1/20/43 .......................................... 4,745,774 955,723
d,e
2016-H07 , PI , IO, FRN , 2.267% , 3/20/66 ................................ 7,247,090 430,622
b
2023-66 , PS , FRN , 4.403% , ( 30-day SOFR Average + 15.375% ), 5/20/53 ........ 2,420,657 2,410,870
d
2013-51 , QI , IO, 5% , 2/20/43 ......................................... 1,834,110 196,197
d,e
2016-H18 , QI , IO, FRN , 2.431% , 6/20/66 ................................ 4,881,524 272,140
b,d
2024-64 , QS , IO, FRN , 1.611% , ( 30-day SOFR Average + 6% ), 4/20/54 ......... 36,155,864 2,692,582
b,d
2023-19 , S , IO, FRN , 1.8% , ( 1-month SOFR + 5.936% ), 11/20/49 .............. 21,894,602 2,588,774
b,d
2024-11 , S , IO, FRN , 2.011% , ( 30-day SOFR Average + 6.4% ), 1/20/54 ......... 8,488,171 519,833
b,d
2013-87 , SA , IO, FRN , 1.95% , ( 1-month SOFR + 6.086% ), 6/20/43 ............ 5,455,388 634,339
b,d
2020-47 , SA , IO, FRN , 1.75% , ( 1-month SOFR + 5.886% ), 5/20/44 ............ 8,728,715 981,760
b,d
2014-119 , SA , IO, FRN , 1.35% , ( 1-month SOFR + 5.486% ), 8/20/44 ............ 2,478,191 247,474
b,d
2024-7 , SA , IO, FRN , 2.011% , ( 30-day SOFR Average + 6.4% ), 1/20/54 ......... 8,784,302 566,491
b,d
2010-20 , SC , IO, FRN , 1.9% , ( 1-month SOFR + 6.036% ), 2/20/40 ............. 346,893 40,984
b,d
2016-80 , SD , IO, FRN , 1.85% , ( 1-month SOFR + 5.986% ), 6/20/46 ............ 5,345,708 702,143
b,d
2019-121 , SD , IO, FRN , 1.75% , ( 1-month SOFR + 5.886% ), 10/20/49 .......... 6,832,748 866,399
b,d
2019-125 , SG , IO, FRN , 1.8% , ( 1-month SOFR + 5.936% ), 10/20/49 ........... 7,005,548 853,384
b,d
2022-209 , SG , IO, FRN , 1.211% , ( 30-day SOFR Average + 5.6% ), 12/20/52 ...... 29,559,522 1,924,417
b,d
2022-120 , SH , IO, FRN , 1.661% , ( 30-day SOFR Average + 6.05% ), 7/20/52 ...... 14,403,736 1,218,847
b,d
2023-66 , SH , IO, FRN , 1.761% , ( 30-day SOFR Average + 6.15% ), 5/20/53 ....... 14,013,275 1,030,507
b,d
2011-156 , SK , IO, FRN , 2.35% , ( 1-month SOFR + 6.486% ), 4/20/38 ............ 4,641,497 684,108
b,d
2021-98 , SK , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ), 6/20/51 ............ 7,786,959 1,096,589
b,d
2023-103 , SK , IO, FRN , 1.611% , ( 30-day SOFR Average + 6% ), 7/20/53 ........ 13,358,756 915,371
b,d
2023-13 , SL , IO, FRN , 1.861% , ( 30-day SOFR Average + 6.25% ), 1/20/53 ....... 18,103,458 1,365,044
b,d
2021-59 , SM , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ), 4/20/51 ............ 3,591,639 488,875
b,d
2021-77 , SM , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ), 5/20/51 ............ 11,105,417 1,566,018
b,d
2013-182 , SP , IO, FRN , 2.45% , ( 1-month SOFR + 6.586% ), 12/20/43 ........... 2,222,768 312,770
b,d
2023-20 , SP , IO, FRN , 2.611% , ( 30-day SOFR Average + 7% ), 2/20/53 ......... 11,688,137 1,030,072
b,d
2019-110 , SQ , IO, FRN , 1.8% , ( 1-month SOFR + 5.936% ), 9/20/49 ............ 4,773,113 563,395
b,d
2023-24 , SQ , IO, FRN , 1.861% , ( 30-day SOFR Average + 6.25% ), 2/20/53 ....... 6,308,744 476,166
b,d
2024-30 , SU , IO, FRN , 1.461% , ( 30-day SOFR Average + 5.85% ), 2/20/54 ....... 19,418,392 1,296,768
d
2021-182 , TI , IO, 3.5% , 10/20/51 ...................................... 4,036,967 771,759
d,e
2015-H23 , TI , IO, FRN , 1.937% , 9/20/65 ................................ 4,197,923 154,719
d
2020-162 , UI , IO, 2.5% , 10/20/50 ...................................... 7,093,380 1,051,151
b,d
2024-30 , WS , IO, FRN , 1.411% , ( 30-day SOFR Average + 5.8% ), 2/20/54 ....... 16,962,777 986,172
d,e
2015-H16 , XI , IO, FRN , 2.024% , 7/20/65 ................................ 2,537,501 141,661
125,238,398
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 118,992,332 ) ........
125,238,398
Total Long Term Investments (Cost $ 913,579,555 ) ...............................
906,296,280
a
a a a a
Short Term Investments 17.1%
Shares
a
Management Investment Companies 11.9%
h,i
Putnam Short Term Investment Fund , Class P , 4.364% ....................... 48,375,449 48,375,449
Total Management Investment Companies (Cost $ 48,375,449 ) ....................
48,375,449
Principal
Amount
U.S. Government and Agency Securities 5.2%
j
U.S. Treasury Bills ,
k
2.01%, 10/02/25 ................................................... 14,000,000 13,998,438
3.86%, 12/04/25 ................................................... 200,000 198,616

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
j
U.S. Treasury Bills, (continued)
3.83%, 1/20/26 ................................................... $ 7,400,000 $ 7,312,954
21,510,008
Total U.S. Government and Agency Securities (Cost $ 21,509,897 ) .................
21,510,008
Total Short Term Investments (Cost $ 69,885,346 ) ................................
69,885,457
a
Total Investments (Cost $ 983,464,901 ) 239.2% ..................................
$976,181,737
Other Assets, less Liabilities (139.2) % .........................................
(568,146,761)
Net Assets 100.0% ...........................................................
$408,034,976
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $132,756,295, representing 32.5% of net assets.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
g
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
h
See Note 3 ( g ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
The rate shown represents the yield at period end.
k
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$7,593,349, representing 1.9% net assets.

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At September 30, 2025, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At September 30, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 2 Year Notes ..................... Short 221 $ 46,056,055 12/31/25 $ 20,355
Total Futures Contracts ...................................................................... $20,355
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 120,000,000 $ 498,000 $ 101,246
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 180,000,000 (396,000) 127,339
3.55%/1-day SOFR/Nov-27/(Written) BOFA 11/24/25 / 3.55% 213,943,700 (1,256,179) 178,407
(3.56%)/1-day SOFR/Nov-27/(Purchased) BOFA 11/24/25 / 3.56% 213,943,700 1,234,291 (1,101,796)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 26,602,700 1,300,872 (500,205)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 26,602,700 1,362,058 (924,024)
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 23,866,000 1,373,488 (778,543)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 23,866,000 1,373,488 (22,032)
3.61%/1-day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 17,140,800 672,776 (206,894)
(3.61%)/1-day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 17,140,800 672,777 (47,920)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 2,728,900 340,294 (33,545)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 2,728,900 340,294 33,647
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 21,637,500 244,504 (236,990)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 2,873,200 104,297 (69,911)
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 11,892,700 648,152 (93,148)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 11,892,700 648,152 (147,507)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 3,640,400 455,960 (20,558)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 3,640,400 455,960 (59,930)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 13,681,500 797,632 (519,557)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 2,467,800 295,889 4,989
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 2,467,800 295,889 (52,004)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 12,604,500 456,283 (127,984)
Unrealized appreciation 445,628
Unrealized (depreciation) (4,942,548)
Total $(4,496,920)
*
In U.S. dollars unless otherwise indicated.

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At September 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 711,000 $ 350,316 $ 286,537 $ 63,779
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 31,000 15,274 1,764 13,510
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 3,448,000 1,277,101 1,281,423 (4,322)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 501,000 31,178 22,574 8,604
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 216,000 13,442 111,197 (97,755)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 65,000 27,892 28,145 (253)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 130,000 55,784 53,080 2,704
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 2,165,000 929,016 950,911 (21,895)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 2,354,000 467,230 707,526 (240,296)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 1,792,000 355,682 579,466 (223,784)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 3,086,000 370,320 385,335 (15,015)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 4,531,000 774,046 1,285,860 (511,814)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 1,017,000 173,737 184,585 (10,848)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 2,034,000 405,529 426,462 (20,933)
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 784,000 127,537 151,449 (23,912)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 1,274,000 207,248 262,257 (55,009)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 1,017,000 171,396 182,679 (11,283)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 2,026,000 (133,575) (266,877) 133,302
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 360,000 (177,375) (28,886) (148,489)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 2,413,000 (893,748) (1,031,696) 137,948
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 1,462,000 (90,983) (254,204) 163,221
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 31,000 (1,930) (5,382) 3,452
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 1,670,000 (103,926) (186,736) 82,810
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 140,000 (22,482) (31,824) 9,342
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 141,000 (22,642) (28,955) 6,313
Investment
Grade

Putnam Mortgage Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Mortgage Securities Fund
Schedule of Investments
At September 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 69,000 $ (11,081) $ (15,685) $ 4,604
Investment
Grade
Total OTC Swap Contracts .............................................. $4,294,986 $5,051,005 $(756,019)
Total Credit Default Swap Contracts .................................... $4,294,986 $ 5,051,005 $(756,019)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 756,722,000 $ (2,372,071) $ (998,970) $ (1,373,101)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 8,300,000 27,029 29,712 (2,683)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 362,432,000 3,914,368 1,635,105 2,279,263
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.18% .... Annual 12/17/30 16,171,000 139,020 142,968 (3,948)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 13,289,300 193,290 — 193,290
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 246,525,000 (4,589,166) (1,346,808) (3,242,358)

Putnam Mortgage Securities Fund
Schedule of Investments
Putnam Mortgage Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 23,611,000 $ 254,949 $ 138,210 $ 116,739
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 13,884,000 241,923 424,759 (182,836)
Total Interest Rate Swap Contracts ................................. $(2,190,658) $ 24,976 $(2,215,634)
*
In U.S. dollars unless otherwise indicated.
See Note 8 regarding other derivative information.
See A bbreviations on page 40 .

Putnam Mortgage Securities Fund
Financial Statements
Statement of Assets and Liabilities
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Mortgage
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $935,089,452
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 48,375,449
Value - Unaffiliated issuers .................................................................. $927,806,288
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 48,375,449
Cash .................................................................................... 4,083,159
Receivables:
Capital shares sold ........................................................................ 291,401
Dividends and interest ..................................................................... 4,569,994
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 10,679,037
OTC swap contracts (upfront payments ) .......................................................... 6,901,250
Unrealized appreciation on forward premium swap option contracts ..................................... 445,628
Unrealized appreciation on OTC swap contracts .................................................... 629,589
Prepaid expenses .......................................................................... 345,054
Other assets .............................................................................. 4,314
Total assets .......................................................................... 1,004,131,163
Liabilities:
Payables:
Investment securities purchased .............................................................. 8,515,226
Payable for purchases of TBA securities (Note 1 d ) ................................................ 572,378,828
Capital shares redeemed ................................................................... 1,553,311
Management fees ......................................................................... 127,035
Administrative fees ........................................................................ 1,636
Distribution fees .......................................................................... 77,311
Transfer agent fees ........................................................................ 213,044
Trustees' fees and expenses ................................................................. 447,730
Variation margin on futures contracts ........................................................... 24,173
Variation margin on centrally cleared swap contracts ............................................... 341,598
Deposits from brokers for:
OTC derivative contracts .................................................................. 4,078,000
OTC swap contracts (upfront receipts ) ........................................................... 1,850,245
Unrealized depreciation on OTC swap contracts .................................................... 1,385,608
Unrealized depreciation on forward premium swap option contracts ..................................... 4,942,548
Accrued expenses and other liabilities ........................................................... 159,894
Total liabilities ......................................................................... 596,096,187
Net assets, at value ................................................................. $408,034,976
Net assets consist of:
Paid-in capital ............................................................................. $829,125,745
Total distributable earnings (losses) ............................................................. (421,090,769)
Net assets, at value ................................................................. $408,034,976

Putnam Mortgage Securities Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Mortgage
Securities Fund
Class A:
Net assets, at value ....................................................................... $359,036,633
Shares outstanding ........................................................................ 45,534,462
Net asset value per share
a,b
.................................................................. $7.88
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $8.21
Class C:
Net assets, at value ....................................................................... $1,651,039
Shares outstanding ........................................................................ 212,557
Net asset value and maximum offering price per share
a,b
............................................ $7.77
Class R:
Net assets, at value ....................................................................... $3,287,899
Shares outstanding ........................................................................ 424,931
Net asset value and maximum offering price per share
b
............................................. $7.74
Class R6:
Net assets, at value ....................................................................... $3,383,419
Shares outstanding ........................................................................ 437,855
Net asset value and maximum offering price per share
b
............................................. $7.73
Class Y:
Net assets, at value ....................................................................... $40,675,986
Shares outstanding ........................................................................ 5,266,098
Net asset value and maximum offering price per share
b
............................................. $7.72
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Mortgage Securities Fund
Financial Statements
Statement of Operations
for the year ended September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Mortgage
Securities Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $1,742,848
Interest:
Unaffiliated issuers ........................................................................ 26,777,869
Total investment income ................................................................... 28,520,717
Expenses:
Management fees (Note 3 a ) ................................................................... 1,558,208
Administrative fees (Note 3 b ) .................................................................. 8,541
Distribution fees: (Note 3c )
    Class A ................................................................................ 925,418
    Class C ................................................................................ 15,955
    Class R ................................................................................ 17,510
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 741,056
    Class C ................................................................................ 3,200
    Class R ................................................................................ 7,010
    Class R6 ............................................................................... 1,681
    Class Y ................................................................................ 77,674
Custodian fees (Note 4) ..................................................................... 37,234
Reports to shareholders fees .................................................................. 53,687
Registration and filing fees .................................................................... 98,495
Professional fees ........................................................................... 157,880
Trustees' fees and expenses (Note 3f) ........................................................... 15,262
Interest expense ........................................................................... 808
Other .................................................................................... 10,803
Total expenses ......................................................................... 3,730,422
Expense reductions (Note 4) ............................................................... (28,627)
Net expenses ......................................................................... 3,701,795
Net investment income ................................................................ 24,818,922
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (12,167,516)
Forward premium swap option contracts ........................................................ (1,330,980)
Futures contracts ......................................................................... 605,546
TBA sale commitments ..................................................................... (1,214,948)
Swap contracts ........................................................................... 15,438,935
Net realized gain (loss) .................................................................. 1,331,037
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 6,453,847
Translation of other assets and liabilities denominated in foreign currencies .............................. (6)
Forward premium swap option contracts ........................................................ (4,146,058)
Futures contracts ......................................................................... 203,461
TBA sale commitments ..................................................................... (424,178)
Swap contracts ........................................................................... (6,021,612)
Net change in unrealized appreciation (depreciation) ............................................ (3,934,546)
Net realized and unrealized gain (loss) ............................................................ (2,603,509)
Net increase (decrease) in net assets resulting from operations .......................................... $22,215,413

Putnam Mortgage Securities Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Mortgage Securities Fund
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $24,818,922 $29,409,555
Net realized gain (loss) ................................................. 1,331,037 1,753,227
Net change in unrealized appreciation (depreciation) ........................... (3,934,546) 26,737,274
Net increase (decrease) in net assets resulting from operations ................ 22,215,413 57,900,056
Distributions to shareholders:
Class A ............................................................. (53,216,329) (39,130,809)
Class B ............................................................. — (13,022)
Class C ............................................................. (210,556) (188,455)
Class R ............................................................. (532,695) (418,637)
Class R6 ............................................................ (635,778) (499,032)
Class Y ............................................................. (4,977,662) (2,768,936)
Total distributions to shareholders .......................................... (59,573,020) (43,018,891)
Capital share transactions: (Note 2 )
Class A ............................................................. 1,323,054 1,639,623
Class B ............................................................. — (238,969)
Class C ............................................................. 171,218 (724,525)
Class R ............................................................. (493,887) (501,999)
Class R6 ............................................................ (116,287) (1,635,219)
Class Y ............................................................. 10,317,191 9,769,516
Total capital share transactions ............................................ 11,201,289 8,308,427
Net increase (decrease) in net assets ................................... (26,156,318) 23,189,592
Net assets:
Beginning of year ....................................................... 434,191,294 411,001,702
End of year ........................................................... $408,034,976 $434,191,294

Putnam Mortgage Securities Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam Mortgage Securities Fund
1. Organization and Significant Accounting Policies
Putnam Mortgage Securities Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases

Putnam Mortgage Securities Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Securities Fund
(continued)
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Putnam Mortgage Securities Fund
(continued)
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
1. Organization and Significant Accounting Policies
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Putnam Mortgage Securities Fund
(continued)
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8 regarding other derivative information.
f. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Putnam Mortgage Securities Fund
(continued)
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,771,074 $14,027,490 3,657,522 $31,026,374
Shares issued in reinvestment of distributions .......... 6,185,661 47,798,694 4,160,481 35,212,881
Shares redeemed ............................... (7,706,675) (60,503,130) (7,612,085) (64,599,632)
Net increase (decrease) .......................... 250,060 $1,323,054 205,918 $1,639,623
Class B Shares:*
Shares issued in reinvestment of distributions .......... — $— 1,532 $12,859
Shares redeemed ............................... — — (29,606) (251,828)
Net increase (decrease) .......................... — $— (28,074) $(238,969)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Annual Report
Putnam Mortgage Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 76,213 $590,089 27,649 $229,774
Shares issued in reinvestment of distributions .......... 24,557 187,084 20,418 170,537
Shares redeemed
a
.............................. (77,385) (605,955) (134,196) (1,124,836)
Net increase (decrease) .......................... 23,385 $171,218 (86,129) $(724,525)
Class R Shares:
Shares sold ................................... 53,828 $418,444 57,640 $484,604
Shares issued in reinvestment of distributions .......... 69,788 529,963 50,261 418,637
Shares redeemed ............................... (187,099) (1,442,294) (169,383) (1,405,240)
Net increase (decrease) .......................... (63,483) $(493,887) (61,482) $(501,999)
Class R6 Shares:
Shares sold ................................... 315,036 $2,489,643 96,428 $814,276
Shares issued in reinvestment of distributions .......... 78,433 594,429 58,477 486,490
Shares redeemed ............................... (424,238) (3,200,359) (349,918) (2,935,985)
Net increase (decrease) .......................... (30,769) $(116,287) (195,013) $(1,635,219)
Class Y Shares:
Shares sold ................................... 4,615,623 $35,561,078 1,967,596 $16,497,958
Shares issued in reinvestment of distributions .......... 522,956 3,963,766 248,439 2,070,178
Shares redeemed ............................... (3,785,779) (29,207,653) (1,051,349) (8,798,620)
Net increase (decrease) .......................... 1,352,800 $10,317,191 1,164,686 $9,769,516
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Annual Report
Putnam Mortgage Securities Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended September 30, 2025, the gross effective investment management fee rate was 0.373% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024,
PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.550% of the first $5 billion,
0.500% of the next $5 billion,
0.450% of the next $10 billion,
0.400% of the next $10 billion,
0.350% of the next $50 billion,
0.330% of the next $50 billion,
0.320% of the next $100 billion and
0.315% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Annual Report
Putnam Mortgage Securities Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations,
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $25,185
CDSC retained .............................................................................. $897
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Annual Report
Putnam Mortgage Securities Fund
(continued)
in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended September 30, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended September 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective May 19, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
During the year ended September 30, 2025, the Fund utilized $5,605,592 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Mortgage Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $64,764,753 $227,236,258 $(243,625,562) $— $— $48,375,449 48,375,449 $1,742,848
Total Affiliated Securities ... $64,764,753 $227,236,258 $(243,625,562) $— $— $48,375,449 $1,742,848
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 195,743,808
Long term ................................................................................ 155,860,934
Total capital loss carryforwards ............................................................... $351,604,742
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Annual Report
Putnam Mortgage Securities Fund
(continued)
The tax character of distributions paid during the years ended September 30, 2025 and 2024 , was as follows:
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2025, aggregated
$10,003,294,671 and $9,438,610,595, respectively.
7. Credit Risk
At September 30, 2025, the Fund had 12.7% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $59,573,020 $43,018,891
Cost of investments .......................................................................... $1,044,671,290
Unrealized appreciation ........................................................................ $26,330,962
Unrealized depreciation ........................................................................ (97,192,752)
Net unrealized appreciation (depreciation) .......................................................... $(70,861,790)
Distributable earnings:
Undistributed ordinary income ................................................................... $1,375,768
5. Income Taxes
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Annual Report
Putnam Mortgage Securities Fund
(continued)
8. Other Derivative Information
At September 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended September 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended September 30, 2025, the average month end notional amount of futures contracts, swap contracts and options represented $71,255,539, $1,196,480,948 and $635,598,531, respectively.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Mortgage Securities Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 20,355
a
Variation margin on futures
contracts
$ —
Variation margin on centrally
cleared swap contracts
2,589,292
b
Variation margin on centrally
cleared swap contracts
4,804,926
b
Unrealized appreciation on
forward premium swap option
contracts
445,628
Unrealized depreciation on
forward premium swap option
contracts
4,942,548
Credit contracts ............
OTC swap contracts (upfront
payments)
6,901,250
OTC swap contracts (upfront
receipts)
1,850,245
Unrealized appreciation on OTC
swap contracts
629,589
Unrealized depreciation on OTC
swap contracts
1,385,608
Total .................... $10,586,114 $12,983,327
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Mortgage Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $605,546 Futures contracts $203,461
Swap contracts 15,645,901 Swap contracts (6,271,902)
Forward premium swap option
contracts (1,330,980)
Forward premium swap option
contracts (4,146,058)
Credit contracts ...............
Swap contracts (206,966) Swap contracts 250,290
Total ....................... $14,713,501 $(9,964,209)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Annual Report
Putnam Mortgage Securities Fund
(continued)
At September 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At September 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Mortgage Securities Fund
Forward Premium Swap Option Contracts ................... $ 445,628 $ 4,942,548
Swap Contracts ....................................... 7,530,839 3,235,853
Total ............................................. $7,976,467 $8,178,401
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam Mortgage Securities Fund
Counterparty
BNDP ................... $ 228,585 $ — $ (225,201) $ — $ 3,384
BOFA .................... 212,054 (212,054) — — —
CITI ..................... 2,833,807 (2,400,900) — (432,907) —
DBAB ................... — — — — —
GSCO ................... 2,374,532 (605,012) — (1,769,520) —
JPHQ ................... 111,197 (111,197) — — —
MCM .................... 4,989 (4,989) — — —
MLCO ................... 231,386 (231,386) — — —
MSCO ................... 1,979,917 (327,65 6 ) — (1,508,000) 144,26 1
NATW ................... — — — — —
Total ................... $7,976,467 $(3,893,194) $(225,201) $(3,710,427) $147,645
$ 1
a
At September 30, 2025, the Fund received U.S Treasury Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Annual Report
Putnam Mortgage Securities Fund
(continued)
At September 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 40 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Mortgage Securities Fund
Counterparty
BNDP ................... $ — $ — $ — $ — $ —
BOFA .................... 3,614,959 (212,054) (3,402,905) — —
CITI ..................... 2,400,900 (2,400,900) — — —
DBAB ................... 321,143 — (321,143) — —
GSCO ................... 605,012 (605,012) — — —
JPHQ ................... 275,130 (111,197) (163,933) — —
MCM .................... 52,004 (4,989) (47,015) — —
MLCO ................... 453,613 (231,386) (100,989) — 121,238
MSCO ................... 327,656 (327,656) — — —
NATW ................... 127,984 — (127,984) — —
Total ................... $8,178,401 $(3,893,194) $(4,163,969) $— $121,238
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Annual Report
Putnam Mortgage Securities Fund
(continued)
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Mortgage Securities Fund
Assets:
Investments in Securities:
Asset-Backed Securities ................... $ — $ 15,085,853 $ — $ 15,085,853
Commercial Mortgage-Backed Securities ...... — 120,436,509 — 120,436,509
Mortgage-Backed Securities ................ — 569,913,664 — 569,913,664
Residential Mortgage-Backed Securities ....... — 75,621,856 — 75,621,856
Agency Commercial Mortgage-Backed Securities — 125,238,398 — 125,238,398
Short Term Investments ................... 48,375,449 21,510,008 — 69,885,457
Total Investments in Securities ........... $48,375,449 $927,806,288 $— $976,181,737
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $445,628 $— $445,628
Futures Contracts ....................... 20,355 — — 20,355
Swap Contracts ......................... — 3,218,881 — 3,218,881
Total Other Financial Instruments ......... $20,355 $3,664,509 $— $3,684,864
Liabilities:
Other Financial Instruments:
Forward Premium Swap Option Contracts ...... — 4,942,548 — 4,942,548
Swap Contracts ......................... — 6,190,534 — 6,190,534
Total Other Financial Instruments ......... $— $11,133,082 $— $11,133,082
9. Credit Facility
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Annual Report
Putnam Mortgage Securities Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Putnam Mortgage Securities Fund
Notes to Financial Statements

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Annual Report
Putnam Mortgage Securities Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.24%

Putnam Mortgage Securities Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Putnam Mortgage Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Mortgage Securities Fund (the “Fund”) as of September 30, 2025, the related statement of operations for the year ended
September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30,
2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Mortgage Securities Fund
Tax Information (unaudited)

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Annual Report
Putnam Mortgage Securities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $23,547,428
Section 163(j) Interest Earned §163(j) $24,190,058

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Annual Report
Putnam Mortgage Securities Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’

Putnam Mortgage Securities Fund

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Annual Report
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least January 30, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

Putnam Mortgage Securities Fund

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Annual Report
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.

Putnam Mortgage Securities Fund

franklintempleton.com
Annual Report
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper U.S. Mortgage Funds) for the one-year, three-year and five-year periods ended December 31, 2024
(the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 146, 129 and 116 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the five-year period ended December 31, 2024. The Trustees noted and considered the Advisor’s observations concerning the performance of your fund.
In the Advisor’s view, your fund’s fourth quartile performance over the five-year period was driven by significant underperformance in both the commercial mortgage-backed sector as well as the prepayment sensitive residential mortgage-
backed sector. The Trustees considered that the COVID-19 pandemic and the ensuing policy response dramatically changed the fundamental picture for commercial and residential real estate.
The Trustees considered that the Advisor had recalibrated its models and been focused on diversification and adding to the number of investment themes in the fund. The Trustees noted your fund’s top third results over the one-year and three-year periods. The Trustees also noted that as of March 31, 2025, your fund’s five-year performance was well above the median.
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds. The Trustees also noted that two individuals were added as portfolio managers, and that the Advisor remained confident in the portfolio managers’ stewardship of the funds.
One-year period Three-year period Five-year period
2nd 2nd 4th

Putnam Mortgage Securities Fund

franklintempleton.com
Annual Report
As a general matter, the Trustees believe that cooperative efforts between the Trustees and the Advisor represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that the Advisor has made changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38913-AFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a)(3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Mortgage Securities Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	November 28, 2025